Financial Instruments and Related Disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurements of assets and liabilities [line items]
Beginning balance	£ (5,657)	£ (5,064)
Exchange adjustments	46	4
Net losses recognised in the income statement	(1,627)	(1,024)
Net gains recognised in other comprehensive income	91	185
Contingent consideration related to business acquisitions in the period	(482)	0
Settlement of contingent consideration liabilities	1,137	856
Additions	97	99
Disposals and settlements	(16)	(19)
Transfers from Level 3	0	(694)
Ending balance	£ (6,411)	£ (5,657)